Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Enhanced ETF Fund (Prospectus Summary): | Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ENHANCED ETF FUND
Supplement Text	ck0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE ENHANCED ETF FUND

Supplement To Prospectus And Statement Of Additional Information Dated April 30, 2012, as amended September 10, 2012

Based on the investment strategies of the Touchstone Enhanced ETF Fund as outlined on page 54 of the Fund’s Prospectus, the following chart replaces the information under the section entitled, “The Fund’s Principal Investment Strategies”. As of November 6, 2012, the Fund is invested in the following funds at the percentages indicated:

Please retain this Supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
iShares® Trust: iShares Core Total U.S. Bond Market ETF	22%

iShares® Trust: iShares MSCI EAFE Index Fund	22%

iShares® Trust: iShares S&P MidCap 400 Value Index Fund	3%

iShares® Trust: iShares S&P MidCap 400 Growth Index Fund	3%

iShares® Trust: iShares S&P SmallCap 600 Value Index Fund	22%

iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund	3%

iShares® Trust: iShares S&P 500 Value Index Fund	22%

iShares® Trust: iShares S&P 500 Growth Index Fund	3%